Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Acquired Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Online Users
Disclosure Of Significant Accounting Policies [Line Items]
Online users	1 year
Bottom of range | Customer-related intangible assets
Disclosure Of Significant Accounting Policies [Line Items]
Online users	3 years
Bottom of range | Supplier Resources
Disclosure Of Significant Accounting Policies [Line Items]
Online users	3 years
Bottom of range | Non Compete Agreement
Disclosure Of Significant Accounting Policies [Line Items]
Online users	4 years
Bottom of range | Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Online users	2 years
Top of range | Customer-related intangible assets
Disclosure Of Significant Accounting Policies [Line Items]
Online users	4 years
Top of range | Supplier Resources
Disclosure Of Significant Accounting Policies [Line Items]
Online users	6 years
Top of range | Non Compete Agreement
Disclosure Of Significant Accounting Policies [Line Items]
Online users	5 years
Top of range | Copyrights
Disclosure Of Significant Accounting Policies [Line Items]
Online users	5 years